Commitments and Contingent Liabilities and Litigation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Purchase Commitments	Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)	Total
Remaining Fiscal 2023	$-
2024	12,360
2025	7,466
2026	3,619
2027	195
2028	105
$23,745
Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year Ending June 30,	Total
2023	$31,236
2024	16,592
2025	10,803
$58,631

Contracts exist with various growers and certain wineries to supply a significant portion of our future grape and wine requirements. Contract amounts are subject to change based upon actual vineyard yields, grape quality, and changes in grape prices. Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year Ending June 30,
2022	$42,469
2023	17,572
2024	10,061
2025	835
2026	859
Thereafter	531
$72,327